Note 9 - Preferred Stock	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Preferred Stock [Text Block]
9
. Preferred Stock

5%
Preferred Stock

On
March
25,
2004,
we completed a
$5.0
million private placement of our
5%
convertible preferred stock and warrants. In the private placement, we sold
1,000,000
shares of our
5%
preferred stock at a price of
$5.00
per share for gross proceeds of
$5.0
million, less
$275,000
of issuance costs. The
5%
preferred shares were initially convertible into
1,590,331
shares of common stock at a conversion price of
$3.144
per share. Holders of the
5%
convertible preferred stock include
140,000
shares purchased by our former CEO and
60,000
shares purchased by a director of the Company.

The
5%
dividends related to the
5%
preferred stock are paid semi-annually on the last business day in
March
and
September
of each year, beginning with
September
2004.
Preferred stockholders vote together with common stockholders on an as converted to common stock basis. Based on the conversion rate of the preferred stock, holders of our
5%
preferred stock will receive
1.5903
votes per share rounded to the nearest whole number. The liquidation preference for the
5%
preferred stock is an amount equal to
$5.00
per share plus any accrued and unpaid dividends. Holders of our
5%
preferred stock have liquidation preference rights over common stockholders.

All warrants previously issued to
5%
convertible preferred stockholders have expired.

We have the right to redeem any or all of the outstanding
5%
preferred stock at a price of
$5.00
per share plus accrued dividends at any time if certain conditions are met.

At
December
31,
2019,
there were
200,000
shares of the Series
1
Preferred Stock outstanding, representing approximately
318,065
shares of common stock upon conversion.

Series
2
5%
Preferred Stock

On
March
28,
2005,
we completed a
$2.7
million private placement of Series
2
5%
convertible preferred stock and warrants. In the private placement, we sold
1,065,200
shares of preferred stock at a price of
$2.50
per share for gross proceeds of
$2.7
million, less
$173,000
of issuance costs. The shares of Series
2
5%
preferred stock are convertible into
1,065,200
shares of common stock at an initial conversion price of
$2.50
per share. Holders of the Series
2
5%
preferred stock include
260,000
shares by our former CEO,
100,000
shares by our CFO and
60,000
shares by a director of the Company.

The
5%
dividends accruing on the Series
2
5%
preferred stock are required to be paid quarterly on the
first
business day in
March,
June,
September
and
December
of each year, beginning with
June
2005.
The liquidation preference for the preferred stock is an amount equal to
$2.50
per share plus any accrued and unpaid dividends. Holders of our Series
2
5%
preferred stock have liquidation preference rights over our
5%
preferred stockholders as well as our common stockholders. The holders of the Series
2
5%
preferred stock are
not
entitled to vote on any matter, except as otherwise required by law or with respect to certain limited matters specified in the certificate of designations.

All warrants previously issued to Series
2
5%
convertible preferred stockholders have expired.

Holders of Series
2
5%
preferred stock have the right to require us to redeem any or all of the their shares upon the occurrence of certain events within the Company’s control that are defined in Certificate of Designation at a price equal the sum of (
1
) the greater of
$3.25
and the product of the volume weighted average price of our common stock on the trading day immediately preceding the event multiplied by
$2.50
divided by the conversion price then in effect plus (
2
) any accrued but unpaid dividends on the Series
2
5%
preferred stock plus (
3
) all liquidated damages or other amounts payable to the holders of Series
2
5%
preferred stock.

At
December
31,
2019
there were
460,000
shares of the Series
2
Preferred Stock outstanding, representing
460,000
shares of common stock upon conversion.

Series
3
5%
Preferred Stock

On
December
2,
2005,
we completed a
$1.2
million private placement of Series
3
5%
convertible preferred stock and warrants. In the private placement, we sold
564,607
shares of preferred stock at a price of
$2.18
per share for gross proceeds of
$1.2
million, less
$100,000
of issuance costs. The shares of Series
3
5%
preferred stock are convertible into
564,607
shares of common stock at an initial conversion price of
$2.18
per share. Holders of the Series
3
5%
preferred stock include
123,853
shares by our former CEO,
68,808
shares by our CFO and
27,523
shares purchased by a director of the Company.

The
5%
dividends accruing on the Series
3
5%
preferred stock are required to be paid quarterly on the
first
business day in
March,
June,
September
and
December
of each year, beginning with
March
1,
2006.
The liquidation preference for the preferred stock is an amount equal to
$2.18
per share plus any accrued and unpaid dividends. Holders of our Series
3
5%
preferred stock have liquidation preference rights over holders of our
5%
preferred, Series
2
5%
preferred stock and common stock. The holders of the Series
3
5%
preferred stock are
not
entitled to vote on any matter, except as otherwise required by law or with respect to certain limited matters specified in the certificate of designations.

All warrants previously issued to Series
3
5%
convertible preferred stockholders have expired.

Holders of Series
3
5%
preferred stock have the right to require us to redeem any or all of their shares upon the occurrence of certain events within the Company’s control that are defined in the certificate of designation at a price equal the sum of (
1
) the greater of
$2.834
and the product of the volume weighted average price of our common stock on the trading day immediately preceding the event multiplied by
$2.18
divided by the conversion price then in effect plus (
2
) any accrued but unpaid dividends on the Series
3
5%
preferred stock plus (
3
) all liquidated damages or other amounts payable to the holders of Series
3
5%
preferred stock.

At
December
31,
2019
there were
289,377
shares of Series
3
Preferred Stock outstanding, representing
289,377
shares of common stock upon conversion.

Dividends Payable

During the year ended
December
31,
2019,
we accrued
$50,000
in dividends to the holders of our
5%
Preferred Stock,
$57,000
in dividends to the holders of our Series
2
5%
Preferred Stock and
$32,000
in dividends to the holders of our Series
3
5%
Preferred Stock. As of
December
31,
2019
and
2018,
we had
$20,000
and
$594,000
in accrued and unpaid dividends included in other current liabilities. Delaware law provides that we may
only pay dividends out of our capital surplus or, if
no
surplus is available, out of our net profits for the fiscal year the dividend is declared and/or the preceding fiscal year. This has been in effect since
December 31, 2014.
However, in light of our net profits for the fiscal year ended
December 31, 2019
and
2018,
we are able to and have paid these past due dividends as of the date of this Annual Report. However, dividends continue to accrue on all our outstanding shares of preferred stock, regardless of whether we are legally able to pay them, and we cannot assure you that our net assets will exceed our stated capital or that we will have sufficient net profits in order to pay these dividends as they continue to accrue in the future. If we are unable to pay dividends on our preferred stock, we will be required to accrue an additional late fee penalty of
18%
per annum on the unpaid dividends for the Series
2
Preferred Stock and Series
3
Preferred Stock.